SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Product Information [Table Text Block]
Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Product line “A”	$14,210	$15,707	$14,804
Product line “B”	4,270	4,502	4,109
	$18,480	$20,209	$18,913

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Following are data regarding geographical revenues classified by geographical location of the customers:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

United States	$11,809	$10,882	$9,405
United Kingdom	1,221	668	403
Italy	9	434	1,542
Rest of Europe	2,528	4,143	4,740
Israel	1,768	3,045	1,551
Other	1,145	1,037	1,272
	$18,480	$20,209	$18,913

Schedule Of Revenue From External Customers and Property, Plant and Equipment, By Geographical Areas [Table Text Block]	Property and equipment - by geographical location:
	December 31
	2013	2012
	U.S. dollars in
	thousands

Israel	$250	$292
Romania	395	381
United Kingdom	-	2
United States	5	6
	$650	$681

Schedule Of Research and Development Expense [Table Text Block]
Research and development expenses:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Payroll and related expenses	$3,972	$3,574	$3,780
Rent and related expenses	378	286	300
Depreciation and amortization	133	163	169
Subcontracting	188	224	114
Other	359	396	310
	$5,030	$4,643	$4,673

Schedule Of Selling and Marketing Expenses [Table Text Block]
Selling and marketing expenses:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Payroll and related expenses	$1,459	$1,180	$1,644
Depreciation and amortization	8	12	17
Travel and conventions	108	155	145
Other	119	177	189
	$1,694	$1,524	$1,995

Schedule Of General and Administrative Expenses [Table Text Block]
General and administrative expenses:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Payroll and related expenses	$1,105	$980	$1,013
Depreciation and amortization	21	24	57
Insurances	60	67	85
Office expenses	102	117	123
Professional services	302	368	337
Allowance for doubtful accounts and bad debts	-	33	(5)
Other	136	229	224
	$1,726	$1,818	$1,834

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial income - net:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$97	$260	$157
Non-dollar currency gains - net	17	23	-
Income from Marketable securities	33	-	-
Interest on available for sale securities	35	47	154
	182	330	311
Expenses:
Non-dollar currency losses - net	-	-	(58)
Bank commissions and charges	(19)	(8)	(21)
Realized loss on sale of available for sale securities	-	(24)	(61)
	(19)	(32)	(140)

	$163	$298	$171

Schedule of Weighted Average Number of Shares [Table Text Block]
Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,869	18,767	18,679
Add - incremental shares from assumed exercise of options	21	79	124

Weighted average number of shares used in computation of diluted EPS	18,890	18,846	18,803